Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net earnings	$ 662.7	$ 414.5	$ 575.4
Items not involving cash:
Depreciation and amortization	508.0	375.1	327.4
Change in right-of-use asset	48.3	92.2	98.1
Non-cash interest expense and accretion	49.2	29.2	18.6
Non-cash adjustment purchase option finance lease	4.1	30.1	0.0
Unrealized change in derivative instruments	(11.3)	19.5	(127.9)
Amortization of acquired revenue contracts	9.6	38.6	12.4
Loss on debt extinguishment	3.5	8.9	4.6
Income from equity investment	(3.1)	(3.9)	(0.3)
(Gain) loss on sale	(2.6)	(3.7)	3.9
Other	(9.9)	(18.7)	17.9
Change in other operating assets and liabilities (note 20)	256.4	(42.0)	(100.4)
Cash from operating activities from continuing operations	1,514.9	939.8	829.7
Cash from operating activities from discontinued operations (note 23)	34.7	84.0	26.6
Investing activities:
Expenditures for property, plant and equipment and vessels under construction	(3,345.0)	(2,997.0)	(1,219.5)
Receipt (Payment) on settlement of interest swap agreements	35.0	34.4	(12.7)
Gain on foreign currency repatriation	0.0	0.0	0.1
Other assets and liabilities	29.1	81.0	265.7
Capitalized interest relating to newbuilds	(41.8)	(67.3)	(46.2)
Cash used in investing activities from continuing operations	(3,322.7)	(2,948.9)	(1,012.6)
Cash from (used in) investing activities from discontinued operations (note 23)	413.4	7.6	(10.0)
Financing activities:
Repayments of long-term debt and other financing arrangements	(1,195.0)	(1,457.3)	(1,107.1)
Issuance of long-term debt and other financing arrangements	3,816.9	3,608.7	1,367.4
Capital contribution from Poseidon	0.0	245.7	0.0
Capped call settlement	0.0	25.3	0.0
Proceeds from exercise of warrants	0.0	78.7	201.3
Redemption of preferred shares	0.0	(150.0)	0.0
Payment of lease liabilities	(54.7)	(13.7)	(16.6)
Financing fees	(26.8)	(12.2)	(15.0)
Dividends on common shares	(152.3)	(148.0)	(119.3)
Dividends on preferred shares	(48.9)	(60.9)	(60.8)
Cash from financing activities from continuing operations	2,339.2	2,116.3	249.9
Cash used in financing activities from discontinued operations (note 23)	(1.1)	(101.9)	(119.4)
Increase in cash and cash equivalents from continuing operations	531.4	107.2	67.0
Increase (Decrease) in cash and cash equivalents from discontinued operations	447.0	(10.3)	(102.8)
Net increase (decrease) in cash and cash equivalents	978.4	96.9	(35.8)
Cash and cash equivalents and restricted cash, end of year from continuing and discontinued operations	$ 1,366.3	$ 387.9	$ 291.0	$ 326.8